Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Options

Note 7 – Stock Options:

The following is a summary of stock option activity:

		Weighted	Weighted Average
	Options	Average Exercise	Remaining Contractual	Aggregate Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	200,000	$3.00	1.42
Granted	-
Forfeited	-
Cancelled	(200,000)
Exercised	-
Outstanding, September 30, 2019	-	$-	-	$-
Exercisable, September 30, 2019	-	$-	-	$-

The fair value of the stock options was amortized to stock option expense over the vesting period. The Company recorded stock option expense of $nil, included in operating expenses, during the nine months ended September 30, 2019, and $106,370 during the year ended December 31, 2018. At September 30, 2019, the unamortized stock option expense was $nil (December 31, 2018 - $nil)

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted were as follows:

2019
Risk-free interest rate	1.93% to 2.33%
Expected life of the options	0.50 to 2.44 years
Expected volatility	316.6% to 420.8%
Expected dividend yield	0%

As at September 30, 2019, the Company had the following warrant securities outstanding:

Common Stock Warrants
December 31, 2018	36,667
Less: Exercised	-
Less: Expired/Cancelled	36,667
Add: Issued	-
September 30, 2019	-

During the nine-month period ended September 30, 2019, nil warrants expired unexercised and 36,667 warrants were cancelled.

Note 8 – Stock Options:

The following is a summary of stock option activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2017	200,000	$3.00
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2018	200,000	$3.00	1.42	$-
Exercisable, December 31, 2018	-	$-	-	$-

The exercise price for options outstanding and exercisable at December 31, 2018 is as follows:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
200,000	$3.00	-	$-
200,000		-

For options granted during 2015 where the exercise price was equal to the stock price at the date of the grant, the weighted-average fair value of such options was $5.70 and the weighted-average exercise price of such options was $6.00. No options were granted during 2015 where the exercise price was greater than the stock price at the date of grant or where the exercise price was less than the stock price at the date of grant. During 2016 the company reduced the exercise price to $3.00.

The fair value of the stock options is being amortized to stock option expense over the vesting period. The Company recorded stock option expense of $106,370, included in operating expenses, during the year ended December 31, 2018, and $285,850 during the year ended December 31, 2017. At December 31, 2018, the unamortized stock option expense was -nil (December 31, 2017 - $106,639).

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted are as follows:

	2018	2017
Risk-free interest rate	1.93% to 2.33%	1.53% to 1.76%
Expected life of the options	0.50 to 2.44 years	1.49 to 3.44 years
Expected volatility	316.6% to 420.8%	130.3% to 374.5%
Expected dividend yield	0%	0%

As at December 31, 2018, the Company had the following warrant securities outstanding:

Common Stock Warrants
December 31, 2017	36,667
Less: Exercised	-
Less: Expired	-
Add: Issued	-
December 31, 2018	36,667

Warrants (Note 6)	28,333
Exercise Price	$7.88
Expiration Date	September 8, 2015 to September 8, 2020
Warrants (Note 5)	8,334
Exercise Price	**
Expiration Date	June 30, 2016 to June 30, 2019

** Lessor of: $2.46 or $2.88 or any price of equity linked instruments issued by the Company while the warrant is issued and outstanding

During the year ended December 31, 2018, nil warrants expired unexercised.